Finance debt	12 Months Ended
Dec. 31, 2024
Finance debts
Finance debt

19 Finance debt

	December 31, 2024				December 31, 2023
	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
(€ million)
Banks	2,941	269	921	4,131	2,810	600	1,116	4,526
Ordinary bonds		2,695	19,641	22,336		1,956	19,535	21,491
Sustainability-linked convertible bonds		9	928	937		9	917	926
Other financial institutions	1,297	1,609	80	2,986	1,282	356	148	1,786
	4,238	4,582	21,570	30,390	4,092	2,921	21,716	28,729

Finance debt increased by €1,661 million as disclosed in table “Changes in liabilities arising from financing activities” detailed at the end of this paragraph.

As of December 31, 2024, finance debt included €300 million (€701 million at December 31, 2023) of sustainability-linked financial contracts with leading banking institutions which provide for an adjustment mechanism of the funding cost linked to the achievement of certain sustainability targets, which are disclosed in the comment of ordinary bonds.

Other financial institutions included supplier finance arrangements (SFAs) as follows:

(€ million)	Long-term SFAs	Current portion of long-term debt SFAs	Short-term SFAs	Total
Carrying amount at December 31, 2023	92	355	538	985
Cash flows		(412)	(432)	(844)
Non-monetary increases	451	1,013	775	2,239
Currency translation differences	2	67	25	94
Other non-monetary changes	(519)	581	32	94
Carrying amount at December 31, 2024	26	1,604	938	2,568

The payment terms for financial liabilities falling within the scope of the SFAs range between 145 and 410 days, compared to the terms of other comparable commercial debt not falling within the scope of the agreement which are between 30 and 60 days. Eni formally has no information on the timing of the settlement made by the bank to the suppliers. The main transactions falling within the scope of the SFA agreements mainly concern: (i) within the Congo project, the construction of the floating LNG production vessel Nguya, which will increase the liquefaction capacity of the project up to 3 MTPA from the current 0.6 MTPA; (ii) the advancement of the Baleine Phase II project offshore Côte d’Ivoire; (iii) production facilities offshore Mexico (Area 1).

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the retention of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. As of December 31, 2024, debts subjected to restrictive covenants amounted to €613 million (€732 million at December 31, 2023). Eni was in compliance with those covenants.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €15.3 billion were drawn as of December 31, 2024.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2024:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	23	1,273	EUR	2033	4.250
Eni SpA	1,200	14	1,214	EUR	2025	3.750
Eni SpA	1,000	60	1,060	EUR	2029	3.625
Eni SpA	1,000	26	1,026	EUR	2034	3.875
Eni SpA	1,000	13	1,013	EUR	2026	1.500
Eni SpA	1,000	11	1,011	EUR	2031	2.000
Eni SpA	1,000	5	1,005	EUR	2026	1.250
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	800	4	804	EUR	2028	1.625
Eni SpA	750	9	759	EUR	2027	1.500
Eni SpA	750	(3)	747	EUR	2034	1.000
Eni SpA	722	9	731	USD	2027	variable
Eni SpA	650	5	655	EUR	2025	1.000
Eni SpA	600	(1)	599	EUR	2028	1.125
Eni SpA	500	4	504	EUR	2025	1.275
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75	1	76	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50	1	51	EUR	2031	4.800
Eni SpA - Sustainability-linked	1,000		1,000	EUR	2028	0.375
Eni SpA - Sustainability-linked	750	15	765	EUR	2027	3.625
	15,267	205	15,472
Other bonds
Eni SpA	1,202	(20)	1,182	USD	2054	5.950
Eni SpA	962	8	970	USD	2028	4.750
Eni SpA	962	2	964	USD	2029	4.250
Eni SpA	962	(3)	959	USD	2034	5.500
Eni SpA	337	1	338	USD	2040	5.700
Eni USA Inc	385	2	387	USD	2027	7.300
Eni SpA - Sustainability-linked - Retail	2,000	64	2,064	EUR	2028	4.300
	6,810	54	6,864
	22,077	259	22,336

During 2024, new ordinary bonds in euro were issued by Eni SpA for a nominal value of €3,164 million.

As of December 31, 2024, Eni SpA had in place sustainability-linked bonds for a total nominal value of €3,750 million. In case the Company misses those targets, a step-up mechanism will be applied, increasing the interest cost.

As of December 31, 2024, ordinary bonds maturing within 18 months amounted to €4,350 million.

Information relating to the senior unsecured sustainability-linked convertible bonds is as follows:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA - Convertible senior unsecured sustainability-linked bonds	1,000	16	1,016	EUR	2030	2.950
of which financial liabilities	920	17	937
of which equity	80	(1)	79

As of December 31, 2024, Eni SpA had in place a sustainability-linked senior unsecured convertible bond with an aggregate nominal amount of €1,000 million. The bonds will be convertible into Eni existing ordinary shares bought under the share buyback program approved by the Shareholders’ Meeting held on May 10, 2023. The bonds will mature in 7 years. The conversion price is €17.5513.

Sustainability-linked bonds and sustainability-linked convertible bonds are indexed to the achievement of sustainability targets related to the Net Carbon Footprint of the Upstream (Scope 1 and 2) and renewable energy installed capacity. In case the Company fails to reach each of the agreed targets, a step-up adjustment to the interest rates of the underlying financing is due to be applied.

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2024				December 31, 2023
	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short term debt (€ million)	Weighted average rate (%)	Long term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	3,518	3.0	19,547	2.5	3,469	3.3	20,293	2.4
U.S. dollar	707	4.8	6,603	5.3	614	5.5	4,342	5.9
Other currencies	13	2.2	2	2.7	9	2.5	2	5.9
	4,238		26,152		4,092		24,637

Eni retained committed borrowing facilities of €9,001 million (€9,120 million at December 31, 2023, of which €9,050 undrawn). Those facilities bore interest rates reflecting prevailing conditions in the marketplace.

As of December 31, 2024, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2024	December 31, 2023
Ordinary bonds and sustainability-linked bonds	21,026	21,025
Convertible sustainability-linked bonds	973	1,061
Banks	1,143	1,652
Other financial institutions	1,689	505
	24,831	24,243

Fair value of finance debts was calculated by discounting the expected future cash flows at discount rates ranging from 1.7% to 4.8% (1.9% and 5.2% at December 31, 2023).

Because of the short-term maturity and conditions of remuneration of short-term debt, the fair value approximated the carrying amount.

Changes in liabilities arising from financing activities

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilities	Total
2024
Carrying amount - beginning of the year	24,637	4,092	5,336	34,065
Cash flows	(1,232)	(61)	(1,205)	(2,498)
Currency translation differences	232	(303)	247	176
Changes in the scope of consolidation	855	12	50	917
Other non-monetary changes	1,660	498	2,025	4,183
Carrying amount - end of the year	26,152	4,238	6,453	36,843
2023
Carrying amount - beginning of the year	22,471	4,446	4,951	31,868
Cash flows	1,810	(1,495)	(963)	(648)
Currency translation differences	(144)	182	(116)	(78)
Changes in the scope of consolidation	38	352	13	403
Other non-monetary changes	462	607	1,451	2,520
Carrying amount - end of the year	24,637	4,092	5,336	34,065

Changes in the scope of consolidation related to the acquisition of 100% of the Neptune Energy group by the Exploration & Production segment for €895 million, the acquisitions made within the renewable activities of Plenitude for €61 million and the acquisition of the Atenoil companies by the Enilive business line for €10 million.

Other non-monetary changes include lease liabilities assumptions for €2,109 million and €2,239 million of trade payables on which payment term extensions have been negotiated, resulting in the classification of the debt as financial.

Lease liabilities are described in note 13 – Right-of-use assets and lease liabilities.

Transactions with related parties are described in note 36 – Transactions with related parties.